Summary of Significant Accounting Policies - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Corporate income tax payable	$ 2,729,691	$ 1,433,048
Value added tax payable	916,606	136,126
Other surtaxes payable	109,575	20,448
Total	$ 3,755,872	$ 1,599,622